N-4	Jun. 17, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	Jun. 17, 2025
Amendment Flag	false
Polaris Preferred Solution Non-Rew 333-185778 | PolarisIncomeMaxOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Preferred Solution Non-Rew 333-185778 | PolarisIncomeMaxTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Preferred Solution Non-Rew 333-185778 | PolarisIncomePlusDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Preferred Solution Non-Rew 333-185778 | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%